Leases-Group as Lessor - Future Minimum Rentals Receivable under Non-cancelable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancelable operating leases	¥ 56	¥ 48
Less than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancelable operating leases	48	23
One to five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancelable operating leases	¥ 8	¥ 25